Details of expense relating to defined benefit plans by nature (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure - Details of expense relating to defined benefit plans by nature [Abstract]
Defined benefit allocated to Cost of sales	₩ 308,672	₩ 332,249	₩ 312,391
Defined benefit allocated to Selling, general and administrative expense	51,903	59,111	61,362
Defined benefit allocated to others	54,109	48,622	47,963
Defined benefit	₩ 414,684	₩ 439,982	₩ 421,716